Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Acquisition cost of Finished goods	₩ 802,647	₩ 995,999
Acquisition cost of Work-in-process	1,271,007	1,184,516
Acquisition cost of Raw materials	528,812	477,929
Acquisition cost of Supplies	204,905	184,869
Total Acquisition cost	2,807,371	2,843,313
Valuation allowance of Finished goods	(57,184)	(51,305)
Valuation allowance of Work-in-process	(156,597)	(82,655)
Valuation allowance of Raw materials	(24,969)	(17,648)
Valuation allowance of Supplies	(22,955)	(20,463)
Total Valuation allowance	(261,705)	(172,071)
Carrying amount of Finished goods	745,463	944,694
Carrying amount of Work-in-process	1,114,410	1,101,861
Carrying amount of Raw materials	503,843	460,281
Carrying amount of Supplies	181,950	164,406
Total Carrying amount	₩ 2,545,666	₩ 2,671,242